Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale and Discontinued Operations	Assets Held for Sale and Discontinued Operations
Stitcher
During the second quarter of 2020, our Board of Directors approved the sale of our Stitcher podcasting business. On July 10, 2020, we signed a definitive agreement to sell the business for $325 million, with $265 million of cash upfront; earnout of up to $30 million based on 2020 financial results and paid in 2021; and earnout of up to $30 million based on 2021 financial results and paid in 2022. The transaction is expected to close in the fourth quarter of 2020 upon satisfaction of normal and customary closing conditions and regulatory approval.
We have classified Stitcher as held for sale in our consolidated balance sheet and reported its results as discontinued operations in our condensed statements of operations for all periods presented.
Radio Divestiture
In the fourth quarter of 2017, we began the process to divest our radio business. Our radio business consisted of 34 radio stations in eight markets. We closed on the sale of our Tulsa radio stations on October 1, 2018, closed on the sales of our Milwaukee, Knoxville, Omaha, Springfield and Wichita radio stations on November 1, 2018 and closed on the sales of our Boise and Tucson radio stations on December 12, 2018. We have reported its results as discontinued operations for the years ended 2017 and 2018.

Operating results of our Stitcher and radio operations included in discontinued operations were as follows:

	2019	2018			2017
(in thousands)	Stitcher	Stitcher	Radio	Total	Stitcher	Radio	Total

Operating revenues	$72,545	$51,063	$49,243	$100,306	$31,199	$68,630	$99,829
Total costs and expenses	(91,725)	(66,311)	(42,694)	(109,005)	(33,803)	(57,061)	(90,864)
Depreciation and amortization of intangible assets	(2,642)	(3,276)	—	(3,276)	(3,437)	(2,910)	(6,347)
Impairment of goodwill and intangible assets	—	—	(25,900)	(25,900)	—	(8,000)	(8,000)
Other, net	(57)	29	(179)	(150)	3,055	(258)	2,797
Income (loss) from operations of discontinued operations	(21,879)	(18,495)	(19,530)	(38,025)	(2,986)	401	(2,585)
Pretax loss on disposal of discontinued operations	—	—	(18,558)	(18,558)	—	—	—
Income (loss) from discontinued operations before income taxes	(21,879)	(18,495)	(38,088)	(56,583)	(2,986)	401	(2,585)
Income tax benefit (provision)	5,414	4,683	1,760	6,443	1,142	(2,996)	(1,854)
Loss from discontinued operations, net of tax	$(16,465)	$(13,812)	$(36,328)	$(50,140)	$(1,844)	$(2,595)	$(4,439)

Results of discontinued operations in 2018 and 2017 included $25.9 million and $8.0 million, respectively, of non-cash impairment charges to write-down the goodwill of our radio business to fair value. The income tax provision for discontinued operations was impacted by non-deductible charges of $30.9 million in 2018 and $8.0 million in 2017.

We also entered into separate Local Marketing Agreements (“LMA”) with the acquirer of the Tulsa radio stations and the acquirer of the Wichita, Springfield, Omaha, and Knoxville radio stations. Under the terms of these agreements, the acquiring entities paid us a monthly LMA fee and also reimbursed us for certain station expenses, as defined in the agreements, in exchange for the right to program and sell advertising from the stations' inventory of broadcast time. The LMA with the acquirer of the Tulsa radio stations was effective from July 30, 2018 until the closing of the transaction. The other LMA was effective from September 1, 2018 until closing of the transactions. Discontinued operating revenues included LMA fees totaling $2.5 million for the year ended December 31, 2018.
The following table presents a summary of the Stitcher assets held for sale included in our consolidated balance sheets.

(in thousands)	As of December 31, 2019	As of December 31, 2018

Assets:
Total current assets	$34,793	$23,792
Investments	178	—
Property and equipment	5,526	6,426
Goodwill and intangible assets	48,292	50,223
Operating lease right-of-use assets	10,448	—
Other assets	2,029	1,828
Total assets included in the disposal group	101,266	82,269
Liabilities:
Total current liabilities	10,175	9,447
Other liabilities	12,552	1,344
Total liabilities included in the disposal group	22,727	10,791
Net assets included in the disposal group	$78,539	$71,478